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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 (No. 002-34393)	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 320	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 (No. 811-01879)	☒
Amendment No. 303	☒

(Check appropriate box or boxes.)

JANUS INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Abigail Murray – 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 12, 2024 at 12:01am Mountain Time pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 318 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 301 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to paragraph (a)(1) of Rule 485 on April 3, 2024 to update the principal investment strategies of Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Moderate, and Janus Henderson Global Allocation Fund – Growth, each, a series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on June 7, 2024.

This Post-Effective Amendment No. 320 under the 1933 Act and Amendment No. 303 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating June 12, 2024 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No.  320 incorporates by reference the information contained in Parts A, B, and C of the Post-Effective Amendment No.  318, which was filed on April 3, 2024.

The Registrant is a series fund with multiple series and classes currently established. This Post-Effective Amendment No. 320 is not intended to update or amend the prospectuses or statements of additional information of any series or classes except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 6th day of June, 2024.

JANUS INVESTMENT FUND

By:	/s/ Michelle R. Rosenberg
Michelle R. Rosenberg, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michelle R. Rosenberg	President and Chief Executive Officer	June 6, 2024
Michelle R. Rosenberg	(Principal Executive Officer)

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	June 6, 2024

Alan A. Brown*	Chairman and Trustee	June 6, 2024
Alan A. Brown

Cheryl D. Alston*	Trustee	June 6, 2024
Cheryl D. Alston

William D. Cvengros*	Trustee	June 6, 2024
William D. Cvengros

Raudline Etienne*	Trustee	June 6, 2024
Raudline Etienne

Darrell B. Jackson*	Trustee	June 6, 2024
Darrell B. Jackson

William F. McCalpin*	Trustee	June 6, 2024
William F. McCalpin

Gary A. Poliner*	Trustee	June 6, 2024
Gary A. Poliner

Diane L. Wallace*	Trustee	June 6, 2024
Diane L. Wallace

/s/ Abigail Murray
*By:	Abigail Murray
Attorney-In-Fact

Pursuant to Powers of Attorney, dated November 29, 2019, and August  30, 2022, filed herein as Exhibit (q)(1).